CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 3,688	$ 3,436
Receivables, net	5,310	4,896
Inventories, net	5,659	5,603
Costs in excess of billings	1,520	1,539
Deferred income taxes	325	373
Prepaid and other current assets	709	576
Total current assets	17,211	16,423
Property, plant and equipment, net	3,437	3,408
Deferred income taxes	479	372
Goodwill	8,875	9,049
Intangibles, net	4,953	5,055
Investment in unconsolidated affiliates	402	390
Other assets	123	115
Total assets	35,480	34,812
Current liabilities:
Accounts payable	1,391	1,275
Accrued liabilities	2,717	2,763
Billings in excess of costs	2,079	1,771
Current portion of long-term debt and short-term borrowings		1
Accrued income taxes	484	556
Deferred income taxes	427	312
Total current liabilities	7,098	6,678
Long-term debt	3,149	3,149
Deferred income taxes	2,088	2,292
Other liabilities	353	363
Total liabilities	12,688	12,482
Commitments and contingencies
Stockholders' equity:
Common stock - par value $.01; 1 billion shares authorized; 428,852,227 and 428,433,703 shares issued and outstanding at March 31, 2014 and December 31, 2013	4	4
Additional paid-in capital	8,933	8,907
Accumulated other comprehensive loss	(41)	(4)
Retained earnings	13,801	13,323
Total Company stockholders' equity	22,697	22,230
Noncontrolling interests	95	100
Total stockholders' equity	22,792	22,330
Total liabilities and stockholders' equity	$ 35,480	$ 34,812